Contingencies, Commitments and Responsibilities - Schedule of Damages That May Be Incurred By Insured Parties that Contract Policies (Detail) - Consorcio Nacionalde SegurosSA [Member] $ in Millions	12 Months Ended
Dec. 31, 2019 CLP ($)
Disclosure of subsidiaries [line items]
From date	Apr. 12, 2019
End date	Apr. 12, 2020
Amount (UF)	$ 60,000
Amount (UF)	$ 500